Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 10,002	$ 2,516
Restricted cash		181	1,062
Accounts receivables, net		21	585
Inventories		654	858
Prepaid expenses and other current assets		1,759	898
Total current assets		12,617	5,919
Property, plant and equipment, net		735	925
Right-of-use assets		860	0
Total assets		14,212	6,844
Current liabilities
Accounts payable		4,533	7,715
Accrued expenses		6,947	7,964
Convertible notes payable, net of debt discount		0	2,038
Lease liabilities, current portion		664	0
Warrant liability		3,368	33
Total current liabilities		15,512	17,750
Deferred revenue		2,860	3,405
Lease liabilities, long-term portion		197	0
Convertible notes payable, net of debt discount		2,000	0
Other non-current liabilities		0	628
Total liabilities		20,569	21,783
Commitments and contingencies
Stockholders' Deficit
Preferred stock, $.01 par value; 10,000,000 shares authorized; 41,517 and 101 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively		0	0
Common stock, $.01 par value; 1,000,000,000 shares authorized; 67,091 and 14,715 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively*	[1]	1	0
Additional paid-in capital		364,785	329,065
Accumulated deficit		(371,171)	(344,054)
Accumulated other comprehensive loss		28	50
Total stockholders' deficit		(6,357)	(14,939)
Total liabilities and stockholders' deficit		$ 14,212	$ 6,844

[1]	reflects, a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018, and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.